Business Combinations (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Datum	$

Current assets
Cash	2,798
Accounts receivable and other receivables	3,552
Unbilled revenue	1,301
Prepaids	159
7,810
Non-current assets
Other assets	2
Property and equipment	55
Right-of-use assets	135
Intangibles (note 7)	24,070
Goodwill (note 8)	13,696
Total assets acquired	45,768

Current liabilities
Accounts payable and accrued liabilities	4,255
Deferred revenue	945
Current portion of lease liabilities	71
5,271
Non-current liabilities
Lease liabilities	64
Deferred tax liabilities	6,398
Total liabilities assumed	11,733

Net assets acquired	34,035

The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Alithya IT Services Inc.	$
Current assets
Cash	577
Accounts receivable and other receivables	9,985
Unbilled revenues	7,169
Prepaids	91
17,822
Non-current assets
Tax credits receivable	2,053
Property and equipment	2,207
Right-of-use assets	2,982
Intangibles (note 7)	52,777
Deferred tax assets	763
Goodwill (note 8)	42,491
Total assets acquired	121,095

Current liabilities
Accounts payable and accrued liabilities	15,069
Income taxes payable	155
Deferred revenues	125
Current portion of lease liabilities	592
Current portion of long-term debt	8,887
24,828
Non-current liabilities
Lease liabilities	3,620
Deferred tax liabilities	11,084
Total liabilities assumed	39,532

Net assets acquired	81,563

As at March 31, 2022, the preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Vitalyst	$
Current assets
Cash	1,116
Accounts receivable and other receivables	6,301
Unbilled revenues	1,101
Prepaids	1,403
9,921
Non-current assets
Other assets	157
Property and equipment	583
Right-of-use assets	3,975
Intangibles (note 7)	26,323
Goodwill (note 8)	31,498
Total assets acquired	72,457

Current liabilities
Accounts payable and accrued liabilities	5,237
Deferred revenues	7,936
Current portion of lease liabilities	1,007
Current portion of long-term debt	38,584
52,764
Non-current liabilities
Lease liabilities	3,273
Total liabilities assumed	56,037

Net assets acquired	16,420

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Datum	$
Consideration transferred settled in cash	17,430
Issuance of 1,867,262 Subordinate Voting Shares (note 12)	5,552
Balance of purchase payable with a nominal value of US$9,345,000 ($12,028,000) (note 10)	11,053
Total consideration transferred	34,035

The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Alithya IT Services Inc.	$
Cash paid	978
Issuance of 25,182,676 Subordinate Voting Shares (note 12)	80,585
Total consideration transferred	81,563

The following table summarizes the acquisition date fair value of each class of consideration as follows as disclosed as at March 31, 2022:

Acquisition of Vitalyst	$
Cash paid	16,420
Earn-out	—
Total consideration transferred	16,420